Share Capital and Treasury Shares - Schedule of Issued and Fully Paid (Parentheticals) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Member]
Schedule of Issued and Fully Paid [Line Items]
Share capital, Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001